Membership Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Membership Interests [Abstract]
Schedule of Cash Capital Contributions

Receipt Dates	Amounts
February 13, 2023	$106
April 27, 2023	$115
July 27, 2023	$115

Receipt Dates	Amounts
February 17, 2022	$106
April 26, 2022	$106
July 26, 2022	$106
October 24, 2022	$106

Schedule of Distributions Paid

Declaration Dates	Payment Dates	Amounts
February 14, 2023	February 15, 2023	$106
April 25, 2023	April 26, 2023	$149
July 25, 2023	July 26, 2023	$149

Declaration Dates	Payment Dates	Amounts
February 18, 2022	February 18, 2022	$106
April 27, 2022	April 28, 2022	$106
July 27, 2022	July 28, 2022	$106
October 25, 2022	October 26, 2022	$106

Schedule of Changes to Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges – Interest Rate Swaps	Defined Benefit Pension and OPEB Plans	Total Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2022	$(34)	$(128)	$(162)
Defined benefit pension plans (a)	—	(20)	(20)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2023	$(32)	$(148)	$(180)

Balance at December 31, 2021	$(36)	$(95)	$(131)
Defined benefit pension plans	—	3	3
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $0)	2	—	2

Balance at September 30, 2022	$(34)	$(92)	$(126)

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

The following table presents the changes to AOCI for the years ended December 31, 2022, 2021 and 2020 net of tax:

	Cash Flow Hedges –Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2019	$(18)	$(121)	$(139)
Defined benefit pension plans	—	9	9
Cash flow hedges — net decrease in fair value of derivatives (net of tax benefit of $6)	(24)	—	(24)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3

Balance at December 31, 2020	(39)	(112)	(151)
Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $0)	3	—	3

Balance at December 31, 2021	(36)	(95)	(131)
Defined benefit pension plans	—	(33)	(33)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	2	—	2

Balance at December 31, 2022	$(34)	$(128)	$(162)

Schedule of Changes to Membership Interests

	Capital Account	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at June 30, 2023	$13,893	$(181)	$13,712
Net income	380	—	380
Capital contributions	115	—	115
Distributions	(149)	—	(149)
Net effects of cash flow hedges	—	1	1

Balance at September 30, 2023	$14,239	$(180)	$14,059

Balance at June 30, 2022	$13,142	$(128)	$13,014
Net income	318	—	318
Capital contributions	106	—	106
Distributions	(106)	—	(106)
Net effects of cash flow hedges	—	1	1
Defined benefit pension plans	—	1	1

Balance at September 30, 2022	$13,460	$(126)	$13,334

	Capital Account	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at December 31, 2022	$13,624	$(162)	$13,462
Net income	683	—	683
Capital contributions	336	—	336
Distributions	(404)	—	(404)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans (a)	—	(20)	(20)

Balance at September 30, 2023	$14,239	$(180)	$14,059

Balance at December 31, 2021	$12,719	$(131)	$12,588
Net income	741	—	741
Capital contributions	318	—	318
Distributions	(318)	—	(318)
Net effects of cash flow hedges	—	2	2
Defined benefit pension plans	—	3	3

Balance at September 30, 2022	$13,460	$(126)	$13,334

(a)
Includes a $20 million reclassification from regulatory assets related to employee retirement liabilities to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).